Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2024	May 31, 2023
Cash Flows used in Operating Activities:
Net Loss	$ (8,160)	$ (1,247)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	56	27
Non-cash lease expense		56
Stock-based compensation	66	55
Non-cash interest	196	57
Change in fair value of Forward Purchase Agreement	4,342
Change in Warrant liability	(394)
Changes in operating assets and liabilities:
Prepaid expenses	278
Other receivables	(402)	(15)
Accounts payable	184	36
Accrued liabilities	526	(2)
Operating leases		(54)
Net cash used in operating activities	(3,308)	(1,087)
Cash Flows used in Investing Activities:
Purchase of property and equipment	(209)
Net cash used in investing activities	(209)
Cash Flows from Financing Activities:
Finance lease payments	18	(19)
Proceeds from issuance of Convertible debentures	6,700	1,035
Outflow from Business Combination	(1,573)
Proceeds from issuance of note payable		300
Repayment of Shareholder loans		(5)
Repayment of Term loan	(40)
Net cash provided by financing activities	5,105	1,311
Net Change in Cash and Cash Equivalents	1,588	224
Cash and Cash Equivalents - Beginning of year	228	4
Cash and Cash Equivalents - End of year	1,816	228
Supplemental cash flow information
Conversion of Convertible debentures	1,496
Taxes paid
Interest paid	23	14
Settlement of Shareholder Advances		$ 1,979